Note 12 - Earnings (Losses) Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Note 12 - Earnings (Losses) Per Share
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

All common shares issued are Costamare Bulkers common stock and have equal rights to vote and participate in dividends.

	For the period from September 29 to December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2025
Net income / (loss)	$-	$6	$(37,352)
Weighted average number of common shares, basic and diluted	-	4,754	16,374,555
Earnings / (Losses) per common share, basic and diluted	$-	$1.28	$(2.28)